UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Balanced Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (97.2%):
607,634	AZL AIM International Equity Fund	$11,028,561
1,688,025	AZL Davis NY Venture Fund	21,657,357
469,710	AZL Franklin Small Cap Value Fund	7,430,804
1,662,193	AZL Jennison 20/20 Focus Fund	22,206,899
2,486,835	AZL Legg Mason Value Fund	24,321,251
1,004,035	AZL LMP Large Cap Growth Fund*	11,114,672
1,302,152	AZL NACM International Fund	11,133,401
372,227	AZL Neuberger Berman Regency Fund	3,521,269
310,277	AZL OCC Opportunity Fund	3,682,987
1,150,639	AZL PIMCO Fundamental IndexPLUS Total Return Fund	10,850,525
865,142	AZL Schroder Emerging Markets Equity Fund	10,580,689
1,091,768	AZL Schroder International Small Cap Fund*	9,334,612
336,647	AZL Turner Quantitative Small Cap Growth Fund	3,612,226
1,766,789	AZL Van Kampen Comstock Fund	18,021,252
713,799	AZL Van Kampen Global Real Estate Fund	7,509,165
655,675	AZL Van Kampen Mid Cap Growth Fund	8,949,968
465,739	PIMCO PVIT Commodity Real Return Fund	7,065,255
1,389,784	PIMCO PVIT Emerging Markets Bond Fund	19,067,833
2,538,596	PIMCO PVIT Global Bond Fund	35,159,561
2,434,186	PIMCO PVIT High Yield Fund	18,889,281
2,038,830	PIMCO PVIT Real Return Fund	26,606,737
7,124,540	PIMCO PVIT Total Return Fund	76,375,066
238,399	Premier VIT OpCap Mid Cap Fund	3,514,005

Total Affiliated Investment Companies (Cost $369,868,799)		371,633,376

Non-Affiliated Investment Companies (2.5%):
569,823	Deutsche IGAP Investment Trust*	9,635,699

Total Non-Affiliated Investment Companies (Cost $8,801,750)		9,635,699

Deposit Account (0.2%):
561,254	TNT Offshore Deposit Account	561,254

Total Deposit Account (Cost $561,254)		561,254

Total Investment Securities (Cost $379,231,803)(a)—99.9%		381,830,329
Net other assets (liabilities) — 0.1%		285,250

NET ASSETS — 100.0%		$382,115,579

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $383,348,558. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,247,365
Unrealized depreciation	(12,765,594)

Net unrealized depreciation	$(1,518,229)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Growth Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (97.3%):
1,626,926	AZL AIM International Equity Fund	$29,528,700
6,052,261	AZL Davis NY Venture Fund	77,650,512
2,546,043	AZL Franklin Small Cap Value Fund	40,278,397
6,645,360	AZL Jennison 20/20 Focus Fund	88,782,014
10,516,978	AZL Legg Mason Value Fund	102,856,047
5,348,917	AZL LMP Large Cap Growth Fund*	59,212,509
3,475,146	AZL NACM International Fund	29,712,500
3,015,865	AZL Neuberger Berman Regency Fund	28,530,082
1,239,078	AZL OCC Opportunity Fund	14,707,861
1,044,204	AZL Oppenheimer International Growth Fund	19,599,711
3,071,063	AZL PIMCO Fundamental IndexPLUS Total Return Fund	28,960,128
2,317,502	AZL Schroder Emerging Markets Equity Fund	28,343,051
4,628,298	AZL Schroder International Small Cap Fund*	39,571,944
1,349,797	AZL Turner Quantitative Small Cap Growth Fund	14,483,319
9,442,584	AZL Van Kampen Comstock Fund	96,314,360
3,825,663	AZL Van Kampen Global Real Estate Fund	40,245,975
2,817,501	AZL Van Kampen Mid Cap Growth Fund	38,458,891
2,432,698	PIMCO PVIT Commodity Real Return Fund	36,904,025
2,169,849	PIMCO PVIT Emerging Markets Bond Fund	29,770,322
2,190,761	PIMCO PVIT Global Bond Fund	30,342,035
1,505,320	PIMCO PVIT Real Return Fund	19,644,428
5,547,168	PIMCO PVIT Total Return Fund	59,465,639
1,282,832	Premier VIT OpCap Mid Cap Fund	18,908,949

Total Affiliated Investment Companies (Cost $995,751,947)		972,271,399

Non-Affiliated Investment Companies (2.6%):
1,543,874	Deutsche IGAP Investment Trust*	26,106,912

Total Non-Affiliated Investment Companies (Cost $23,682,713)		26,106,912

Deposit Account (0.0%):
378,961	TNT Offshore Deposit Account	378,961

Total Deposit Account (Cost $378,961)		378,961

Total Investment Securities (Cost $1,019,813,621)(a)—99.9%		998,757,272
Net other assets (liabilities) — 0.1%		510,815

NET ASSETS — 100.0%		$999,268,087

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $1,036,379,432. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,624,660
Unrealized depreciation	(56,246,820)

Net unrealized depreciation	$(37,622,160)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

AZL Fusion Moderate Fund Schedule of Portfolio Investments (Unaudited)	March 31, 2008

		Fair
Shares		Value
Affiliated Investment Companies (97.2%):
1,163,414	AZL AIM International Equity Fund	$21,115,965
3,742,485	AZL Davis NY Venture Fund	48,016,084
1,340,369	AZL Franklin Small Cap Value Fund	21,204,630
3,887,855	AZL Jennison 20/20 Focus Fund	51,941,748
5,853,386	AZL Legg Mason Value Fund	57,246,113
3,104,631	AZL LMP Large Cap Growth Fund*	34,368,260
2,887,427	AZL NACM International Fund	24,687,499
1,444,323	AZL Neuberger Berman Regency Fund	13,663,293
567,853	AZL OCC Opportunity Fund	6,740,413
2,174,959	AZL PIMCO Fundamental IndexPLUS Total Return Fund	20,509,866
1,641,498	AZL Schroder Emerging Market Equity Fund	20,075,521
2,485,848	AZL Schroder International Small Cap Fund*	21,254,002
624,778	AZL Turner Quantitative Small Cap Growth Fund	6,703,865
4,611,615	AZL Van Kampen Comstock Fund	47,038,476
2,022,273	AZL Van Kampen Global Real Estate Fund	21,274,307
1,487,235	AZL Van Kampen Mid Cap Growth Fund	20,300,761
1,398,499	PIMCO PVIT Commodity Real Return Fund	21,215,232
1,558,253	PIMCO PVIT Emerging Markets Bond Fund	21,379,225
3,214,962	PIMCO PVIT Global Bond Fund	44,527,219
2,730,821	PIMCO PVIT High Yield Fund	21,191,171
2,754,587	PIMCO PVIT Real Return Fund	35,947,356
9,327,480	PIMCO PVIT Total Return Fund	99,990,585
901,600	Premier VIT OpCap Mid Cap Fund	13,289,579

Total Affiliated Investment Companies (Cost $699,737,816)		693,681,170

Non-Affiliated Investment Companies (2.7%):
1,123,971	Deutsche IGAP Investment Trust*	19,006,346

Total Non-Affiliated Investment Companies (Cost $17,288,974)		19,006,346

Deposit Account (0.2%):
1,177,066	TNT Offshore Deposit Account	1,177,066

Total Deposit Account (Cost $1,177,066)		1,177,066

Total Investment Securities (Cost $718,203,856)—100.1%		713,864,582
Net other assets (liabilities) — (0.1)%		(436,907)

NET ASSETS — 100.0%		$713,427,675

Percentages indicated are based on net assets as of March 31, 2008.

*	Non-income producing security
(a)	Cost for federal income tax purposes is $728,947,651. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,635,368
Unrealized depreciation	(33,718,437)

Net unrealized depreciation	$(15,083,069)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2008 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (referred to individually as a “Fund” and collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange ( 4 PM Eastern Time).
Investment Transactions
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
3. Investment Valuation Summary
The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the valuations as of March 31, 2008 for each Fund based upon the three levels defined above:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
AZL Fusion Balanced Fund	$371,633,376	$—	$10,196,953	$—	$—	$—	$381,830,329	$—
AZL Fusion Growth Fund	972,271,399	—	26,485,873	—	—	—	998,757,272	—
AZL Fusion Moderate Fund	693,681,170	—	20,183,412	—	—	—	713,864,582	—
* Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	May 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President

Date	May 29, 2008

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date	May 29, 2008

*	Print the name and title of each signing officer under his or her signature.